Accounts Payable and Accrued Liabilities (Notes)	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	December 31,
(In thousands)	2013	2012
Accounts payable:
Trade	$216,941	$243,745
Other	31,332	30,879
	$248,273	$274,624
Accrued liabilities:
Payroll and employee benefit costs	$48,267	$48,148
Other	109,767	92,552
	$158,034	$140,700